Revenue from contracts with customer (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of goods or services, nature, timing of satisfying the performance obligations, and significant payment terms

Goods or services	Nature, timing of satisfying the performance obligations, and significant payment terms
New systems (established technologies)	New systems sales include i-line, KrF, ArF, ArFi and EUV-related systems, along with the related factory options ordered with the base system, as well as metrology and inspection systems.
Prior to shipment, the majority of our systems undergo a Factory Acceptance Test (FAT) in our cleanroom facilities, effectively replicating the operating conditions that will be present on the customer’s site, in order to verify whether the system meets its standard specifications and any additional technical and performance criteria agreed with the customer.
A system undergoing FAT, is shipped only after all contractual specifications are met or discrepancies from agreed upon specifications are waived and customer sign-off is received for delivery. Each system’s performance is re-tested through a Site Acceptance Test (SAT) after installation at the customer site. We have never failed to successfully complete installation of a system at a customer’s premises; therefore, acceptance at FAT is considered to be proven for established technologies with a history of successful customer acceptances at SAT (equal or better than FAT).
Transfer of control of a system undergoing a FAT, and recognition of revenue related to this system, will occur upon delivery of the system.
A system not undergoing a FAT or for which some of the testing in our factory is skipped (fast shipments), transfer of control of such a system and revenue recognition will occur upon customer acceptance of the system at SAT after installation is complete.
New system sales do not meet the requirements for over time revenue recognition because our customers do not simultaneously receive and consume the benefits provided by our performance, or control the asset throughout any stage of our production process, as well as the systems are considered to have alternative use.
Used systems	We have no repurchase commitments in our general sales terms and conditions, however we occasionally repurchase systems that we previously manufactured and sold, in order to refurbish and resell the system to a different customer. This repurchase decision is mainly driven by market demand expressed by other customers.
Transfer of control of a used system, and recognition of revenue, follow the same logic as for our “New systems (established technologies)”.

Goods or services	Nature, timing of satisfying the performance obligations, and significant payment terms
Field upgrades and options (system enhancements)	Field upgrades and options mainly relate to goods and services that are delivered for systems already installed in the customer factories. Certain upgrades require significant installation efforts, enhancing an asset the customer controls, therefore resulting in transfer of control over the period of installation, measured using the cost incurred method which is estimated using labor hours, as this best depicts the satisfaction of our obligation in transferring control. For the options and other upgrades for which the customer receives and consumes the benefit at the moment of delivery, the transfer of control and recognition of revenue will occur upon delivery.
As long as we are not able to make a reliable estimate of the total efforts needed to complete the upgrade, we only recognize revenue to cover costs incurred. Margin will be realized at the earlier of us being able to make a reliable estimate or completion of the upgrade.
New product introduction	We sell new products and services, which are evolutions of our existing technologies. If installation is determined not to be a separate performance or if there is not a sufficient established history of acceptance on FAT, the product is determined to be a “new product introduction”.
New product introductions are typically newly developed options to be used within our systems. Transfer of control and revenue recognition for new product introductions occurs after successful installation and customer acceptance at SAT. Once there is an established history of successful installation and customer acceptance, revenue will be recognized consistent with other systems and goods after transfer of control.
Installation	Installation is provided within the selling price of a system. Installation is considered to be distinct as it does not significantly modify the system being purchased and the customer or a third party could be capable of performing the installation themselves, if desired. Transfer of control takes place over the period of installation from delivery through SAT, measured on a straight-line basis, as our performance is satisfied evenly over this period of time. Installation is not considered to be distinct when recognition of revenue related to a system occurs upon customer acceptance of the system at SAT after installation is complete.
Warranties
We provide standard warranty coverage on our systems for 12 months, providing labor and non-consumable parts necessary to repair our systems during these warranty periods. These standard warranties cannot be purchased and do not provide a service in addition to the general assurance the system will perform as promised. As a result, no revenue is allocated to these standard warranties.

Both the extended and enhanced warranties on our systems are accounted for as a separate performance obligation, with transfer of control taking place over the warranty period, measured on a straight-line basis, as this is a stand-ready obligation.

Goods or services	Nature, timing of satisfying the performance obligations, and significant payment terms
Time-based licenses and related service	Time-based licenses relate to software licenses and the related service which are sold for a period of time. The licenses and the related service are not considered to be individually distinct as the support services are integral to the customer’s ability to continue to use the software license in the rapidly changing technological environment. The transfer of control takes place over the license term, measured on a straight-line basis, as our performance is satisfied evenly over this period of time. Payments are generally made in installments throughout the license term.
Application projects	Application projects are node transition and consulting projects which at times may be provided as free service within a volume purchase agreement. Measuring satisfaction of this performance obligation is performed through an input method based on the labor hours expended relative to the estimated total labor hours as this best depicts the transfer of control of these kind of services.
Service contracts	Service contracts are entered into with our customers to support our systems used in their ongoing operations during the systems life cycle, typically in the form of full-service agreements, limited manpower agreements, other labor agreements, parts availability or parts usage agreements. These services are for a specified period of time and typically have a fixed price. Control transfers over this period of time, measured on a straight-line basis, as these are stand-ready obligations. For service contracts where the price is not fixed, the transaction price has a variable component that is based on the performance of the system.
Billable parts and labor	Billable labor represents maintenance services to our systems installed in the customer’s factories while in operation, through purchase orders from our customer. Control over these services is transferred to the customer upon receipt of customer sign-off.
Billable parts represent spare parts including optical components relating to our systems installed in the customer’s factories while in operation, through purchase orders from our customer.
Billable parts can be:
–Sold as direct spare parts, for which control transfers point in time upon delivery; or
–Sold as part of maintenance services, where control transfers point in time upon receipt of customer sign-off.
Field projects (relocations)	Field projects represent mainly relocation services. Measuring satisfaction of this performance obligation is performed through an input method based on the labor hours expended relative to the estimated total labor hours as this best depicts the transfer of control of our service.
OnPulse Maintenance	OnPulse maintenance services are provided over a specified period of time on our light source systems. Payment is determined by the number of pulses counted from each light source system, which is variable. Invoicing is monthly based on the pulses counted. Revenue is recognized in line with invoicing using the practical expedient in ASC 606-10-55-18.

Schedule of net system sales in units
Net system sales per technology were as follows:

Year ended December 31	Net system sales in units	Net system sales in € millions
2022
EUV	40	7,045.3
ArFi	81	5,236.5
ArF dry	28	623.7
KrF	151	1,653.7
I-line	45	211.5
Metrology & Inspection	216	659.6
Total	561	15,430.3

2021
EUV	42	6,284.0
ArFi	81	4,959.6
ArF dry	22	431.9
KrF	131	1,321.3
I-line	33	142.3
Metrology & Inspection	196	513.7
Total	505	13,652.8

2020
EUV	31	4,463.8
ArFi	68	3,917.0
ArF dry	22	427.0
KrF	103	1,012.3
I-line	34	146.4
Metrology & Inspection	137	350.1
Total	395	10,316.6
Net system sales per end-use were as follows:

Year ended December 31	Net system sales in units	Net system sales in € millions
2022
Logic	357	9,977.6
Memory	204	5,452.7
Total	561	15,430.3

2021
Logic	327	9,588.5
Memory	178	4,064.3
Total	505	13,652.8

2020
Logic	260	7,393.0
Memory	135	2,923.6
Total	395	10,316.6

Schedule of changes in contracts with customer, assets and liabilities
Significant changes in the contract assets and the contract liabilities balances during the periods are as follows.

Year ended December 31 (€, in millions)	2021		2022
	Contract Assets	Contract Liabilities	Contract Assets	Contract Liabilities
Balance at beginning of the year	119.2	5,594.1	164.6	11,160.9
Transferred from contract assets to accounts receivables	(268.2)	—	(393.4)	—
Revenue recognized during the year ending in contract assets	199.7	—	116.5	—
Revenue recognized that was included in contract liabilities	—	(3,767.0)	—	(6,326.6)
Changes as a result of cumulative catch-up adjustments arising from changes in estimates	—	39.7	—	(118.0)
Remaining performance obligations for which considerations have been received, or for which we have an unconditional right to consideration	—	9,180.2	—	12,790.4
Transfer between contract assets and liabilities	113.9	113.9	244.2	244.2
Total	164.6	11,160.9	131.9	17,750.9